Share Capital - Schedule Analysis of Issued Shares (Details) - CNY (¥)	Dec. 31, 2018	Dec. 12, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued in the merger			24,757,517
Share capital	¥ 2,000,000			¥ 2,000,000
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued in the merger	3,265,986,486
Share capital	¥ 2,000,000
Class A ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued in the merger		82,059,658
Class A ordinary shares [member] | Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued in the merger	609,770,009
Class B ordinary shares [member] | Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued in the merger	2,656,216,477
Share capital	¥ 2,000,000